Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

31.Subsequent events

IPO

On 3 February 2024, MAC lodged its Prospectus to undertake its IPO in Australia.

On 9 February 2024, MAC announced that its IPO received strong demand from new investors and existing institutional shareholders. The Company determined that the proceeds to be raised was A$325 million (US$214 million).

On the 16 February 2024, MAC was admitted to the Official List of ASX, and the securities of MAC commenced quotation Tuesday, 20 February 2024.

On the 20 February 2024, MAC confirmed completion of its IPO in Australia of CHESS Depository Interests, the Company commenced trading on ASX under the ticker ‘MAC’.

Repayment of the CSA Purchase Deferred Settlement

On 16 February 2024, MAC used part of the proceeds from the ASX IPO to repay in full the US$82.9 million (A$127 million) deferred consideration facility (refer to Note 21) to Glencore in connection with the US$1.1 billion (A$1.64 billion) acquisition of CSA mine (refer to Note 26).

Other than the matters mentioned above, there have been no events subsequent to balance sheet date which would have a material effect on the Group’s consolidated financial statements at 31 December 2023.